UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, Inc.
Address: 1100 Wilson Blvd.
         Ste. 3050
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Hancock
Title:     Chief Operating & Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert Hancock     Arlington, VA     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Frank Russell Investment Company, Inc.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $13,698,179 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLERGAN INC                   COM              018490102   443776  5206078 SH       SOLE                  3547959        0  1658119
AMAZON COM INC                 COM              023135106      322     9756 SH       SOLE                     9756        0        0
AMGEN INC                      COM              031162100   426501  7054274 SH       SOLE                  4778296        0  2275978
APOLLO GROUP INC               CL A             037604105   992480 12688311 SH       SOLE                  8525978        0  4162333
APPLE COMPUTER INC             COM              037833100      304     8250 SH       SOLE                     7250        0     1000
APPLIED MATLS INC              COM              038222105      417    25750 SH       SOLE                     2900        0    22850
BED BATH & BEYOND INC          COM              075896100   361319  8648134 SH       SOLE                  5873839        0  2774295
BP PLC                         SPONSORED ADR    055622104    12959   207737 SH       SOLE                   202237        0     5500
CAPITAL ONE FINL CORP          COM              14040H105   799846  9996821 SH       SOLE                  6728546        0  3268275
CHICAGO MERCANTILE HLDGS INC   CL A             167760107      966     3269 SH       SOLE                      844        0     2425
CISCO SYS INC                  COM              17275R102   558054 29248139 SH       SOLE                 19565455        0  9682684
DELL INC                       COM              24702R101   806962 20450119 SH       SOLE                 13764688        0  6685431
E M C CORP MASS                COM              268648102      268    19538 SH       SOLE                    13838        0     5700
EBAY INC                       COM              278642103   999960 30292637 SH       SOLE                 20289386        0 10003251
ELECTRONIC ARTS INC            COM              285512109      668    11798 SH       SOLE                     7698        0     4100
GENENTECH INC                  COM NEW          368710406  1268423 15799989 SH       SOLE                 10603854        0  5196135
GENERAL ELEC CO                COM              369604103     1085    31310 SH       SOLE                     2910        0    28400
GENZYME CORP                   COM              372917104   556881  9267449 SH       SOLE                  6273219        0  2994230
GOOGLE INC                     CL A             38259P508  1093080  3716062 SH       SOLE                  2483842        0  1232220
INTEL CORP                     COM              458140100     3718   142905 SH       SOLE                    58705        0    84200
INTERNATIONAL BUSINESS MACHS   COM              459200101      237     3200 SH       SOLE                        0        0     3200
IRON MTN INC                   COM              462846106   154269  4973212 SH       SOLE                  3354157        0  1619055
ISHARES TR                     RUSSELL1000GRW   464287614    31751   661473 SH       SOLE                    29123        0   632350
JOHNSON & JOHNSON              COM              478160104     1002    15425 SH       SOLE                     2325        0    13100
JUNIPER NETWORKS INC           COM              48203R104      210     8350 SH       SOLE                     3300        0     5050
KOHLS CORP                     COM              500255104   364717  6523282 SH       SOLE                  4435248        0  2088034
LOWES COS INC                  COM              548661107   712715 12241757 SH       SOLE                  8214325        0  4027432
MEDTRONIC INC                  COM              585055106   545241 10527911 SH       SOLE                  7084963        0  3442948
MICROSOFT CORP                 COM              594918104     4403   177255 SH       SOLE                    20291        0   156964
MOODYS CORP                    COM              615369105    42532  9460133 SH       SOLE                  6367508        0  3092625
NASDAQ 100 TR                  UNIT SER 1       631100104     1151    31288 SH       SOLE                    28538        0     2750
NETWORK APPLIANCE INC          COM              64120L104      311    10985 SH       SOLE                    10985        0        0
NIKE INC                       CL B             654106103      275     3180 SH       SOLE                     2015        0     1165
PATTERSON COMPANIES INC        COM              703395103   266271  5907952 SH       SOLE                  3977353        0  1930599
PENNEY J C INC                 COM              708160106      221     4210 SH       SOLE                        0        0     4210
PIXAR                          COM              725811103      253     5052 SH       SOLE                     4352        0      700
PRICE T ROWE GROUP INC         COM              74144T108      401     6400 SH       SOLE                        0        0     6400
PROCTER & GAMBLE CO            COM              742718109      211     4000 SH       SOLE                        0        0     4000
PROGRESSIVE CORP OHIO          COM              743315103      445     4500 SH       SOLE                     4500        0        0
QUALCOMM INC                   COM              747525103   553558 16769418 SH       SOLE                 11217785        0  5551633
RED HAT INC                    COM              756577102   195527 14925761 SH       SOLE                 10124971        0  4800790
ROCKWELL AUTOMATION INC        COM              773903109      292     6000 SH       SOLE                     6000        0        0
ROCKWELL COLLINS INC           COM              774341101      286     6000 SH       SOLE                     6000        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203      978    29050 SH       SOLE                    19050        0    10000
SPDR TR                        UNIT SER 1       78462F103     2825    23700 SH       SOLE                      275        0    23425
STAPLES INC                    COM              855030102      338    15862 SH       SOLE                     6437        0     9425
STARBUCKS CORP                 COM              855244109   935533 18109434 SH       SOLE                 12178624        0  5930810
STRYKER CORP                   COM              863667101   311853  6557035 SH       SOLE                  4529633        0  2027402
SYMANTEC CORP                  COM              871503108      327    15041 SH       SOLE                     8701        0     6340
TARGET CORP                    COM              87612E106     1008    25275 SH       SOLE                    14995        0    10280
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   516696 16592670 SH       SOLE                 11075611        0  5517059
UNITEDHEALTH GROUP INC         COM              91324P102      399     7650 SH       SOLE                        0        0     7650
WAL MART STORES INC            COM              931142103     1309    27158 SH       SOLE                     4827        0    22331
WALGREEN CO                    COM              931422109   405780  8823226 SH       SOLE                  5930294        0  2892932
YAHOO INC                      COM              984332106     1174    33869 SH       SOLE                    20169        0    13700
ZIMMER HLDGS INC               COM              98956P102   315691  4144555 SH       SOLE                  2787636        0  1356919